SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries, and its VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and accounts that have the general characteristics of demand deposits in that the customer may deposit additional funds at any time and also effectively may withdraw funds at any time without prior notice or penalty.

Term deposits	Term deposits The balance represents the Company's investments in time deposits with financial institutions with remaining maturities of greater than three months when purchased.
Restricted cash	Restricted cash Restricted cash is related to deposits with financial institutions as guarantees to issue standby letters of credit and is restricted as to withdrawal or usage.
Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company measures certain assets, including the cost method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value of acquired assets is discussed in Note 3.

Short-term investments

Short-term investments

The Company's short-term investments comprise debt and equity securities, which are classified as either held-to-maturity securities, trading securities or available-for-sale securities. Investments in securities that the Company has the positive intent and ability to hold the securities to maturity are classified as held-to-maturity securities and recorded at amortized cost. Trading securities are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in net earnings. Investments in securities that have readily determinable fair value not classified as held-to-maturity or as trading securities are classified as available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income (loss). Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

The Company reviews its short-term investments, including held-to-maturity securities and available-for-sale securities, for other-than-temporary impairment based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its short-term investments. If the cost of an investment exceeds the investment's fair value, the Company considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than the cost, and the Company's intent and ability to hold the investment, in determining if impairment is needed.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Company's financial statements include impairment of goodwill and other intangible assets, impairment of cost method investment, purchase price allocation in business combinations, revenue recognition, valuation of warrants, valuation allowance for deferred tax assets, and share-based compensation expense. Actual results could differ from those estimates.

Property and equipment, net

Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets (other than indefinite lived intangible assets), net

Acquired intangible assets, other than indefinite lived intangible assets, are carried at cost less accumulated amortization and impairment. The amortization of such acquired intangible assets is recognized over the expected useful lives of the assets.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets and certain identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company would recognize an impairment loss based on the fair value of the assets.

Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Company has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition the payment of which depends on the achievement of certain specified conditions post-acquisition is recognized and measured at its fair value at the acquisition date and if recorded as a liability it is subsequently carried at fair value with changes in fair value reflected in earnings.

Goodwill and indefinite-lived intangible assets

Goodwill and indefinite-lived intangible assets

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheets as goodwill. Goodwill is not amortized but is evaluated by the Company at least annually (at December 31) for impairment following a two-step process.

The first step compares the fair value of each reporting unit (operating segment or one level below an operating segment) to its carrying amount, including goodwill. As of December 31, 2013 and 2014, there were three reporting units, internet games, mobile games and wireless value-added services ("WVAS"). If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit's goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. No impairment loss was recorded during the years ended December 31, 2012, 2013 and 2014 (see Note 12).

The Company has determined that the Company's trademarks do not have determinable useful lives. Consequently, the carrying amount of trademarks are not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Such impairment test consists of a comparison of the fair value of the trademarks with their carrying amount and an impairment loss is recognized if and when the carrying amounts of the trademarks exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment loss was recorded during the years ended December 31, 2012, 2013 and 2014.

Long-term investments

Long-term investments

For investments in investees over which the Company does not have significant influence, the Company carries the investments at cost. The Company reviews the long-term investments for impairment whenever events or circumstances indicate that an other-than-temporary decline has occurred. An impairment loss is recognized in earnings equal to the amount of the investment's carrying amount in excess of its fair value at the assessment date. The fair value of the investment would then become the new cost basis of the investment. Impairment losses of $nil, $2 million and $2 million were recorded for the years ended December 31, 2012, 2013 and 2014, respectively (see Note 11).

Revenue recognition and cost of revenues

Revenue recognition and cost of revenues

The Company's revenues are derived from internet games services, mobile games services and WVAS. The Company's revenues are net of sales tax.

(i)	Internet games

The internet games revenues are primarily derived from internet games operation revenues and licensing revenues.

Online game operation revenues

The Company adopts the item-based revenue model. The basic game play functions are free of charge or require an initial fee to access the game, and players are charged for purchases of in-game items. Revenue from the initial fee to access the game is recognized ratably based on the period during which the player is expected to continue to play the game. Revenues from the sales of in-game items are recognized when the items are consumed by the players or over the estimated lives of the items.

Cash received but not converted into in-game money is initially recorded as advances from customers, which are transferred as deferred revenue upon conversion into in-game money.

Revenues from licensing arrangement

The Company enters into licensing arrangements with various licensees who provide the internet games services in PRC and overseas. A licensing arrangement usually includes license of the games and support and maintenance services after the commercial launch of the games, which include bug fixes, technical support via telephone and site visit, and unspecified upgrades on a when-and-if-available basis for certain period. The licensees pay non-refundable upfront fee for the license and support and maintenance services.

For the licensing arrangements, the vendor specific objective evidence ("VSOE") of fair value of the support and maintenance services, which is the last element to be delivered, has been established based on renewal prices. Therefore, under the residual method, the amount of consideration allocated to the license of games equals the total arrangement consideration less the fair value of the support and maintenance services, which is fully recognized as revenue from license of games upon the commercial launch of the games by the licensee. The arrangement consideration allocated to the support and maintenance services is recognized as revenue from support and maintenance services ratably over the service period, which is usually one year.

For the licensing arrangements entered prior to the establishment of the VSOE of fair value of the support and maintenance services, the entire licensing arrangement is accounted for as one accounting unit resulting in the upfront fee being recognized on a straight line basis over the support and maintenance services period beginning from the commercial launch of the games by the licensee.

According to certain licensing arrangements, the Company is also entitled to ongoing usage-based royalties determined based on the amount charged to the players' accounts or services payable by players in a given country or region. The usage-based royalties are recognized when they are earned, provided that the collection is probable.

(ii)	Mobile games

The mobile games revenues are derived from both carrier billing channels and non-carrier billing channels.

Revenues from carrier billing channels

The Company recognizes revenues collected and collectable from carrier billing channels through providing mobile games services on the platforms of Mobile Operator. Mobile phone users download the mobile games in the same manner as the WVAS and the Company recognizes revenues from such services in the same way as the WVAS revenues are recognized. Mobile phone users could also download games on Android platforms and the Company recognizes revenues from such services in the same way as revenues from non-carrier billing channels.

Revenues from non-carrier billing channels

The Company recognizes revenues collected and collectable from non-carrier billing channels through providing mobile games services on platforms such as global Android and iOS platforms. Mobile phone users download the mobile games on Android and iOS platforms. The Company adopts the item-based revenue model. The basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the players.

(iii)	WVAS

WVAS revenues are derived from providing personalized interactive entertainment, media and community services primarily to mobile phone customers of China Mobile Communication Corporation ("China Mobile"), China United Telecommunications Corporation ("China Unicom"), and China Telecommunications Corporation ("China Telecom") (collectively, the "Mobile Operator").

The Company contracts with the Mobile Operator for the transmission of WVAS as well as for billing and collection services. The Mobile Operator provides the Company with monthly statements that represent the principal evidence that service has been delivered and triggers revenue recognition for a substantial portion of the Company's revenues. In certain instances, when a statement is not received within a reasonable period of time, the Company makes an estimate of the revenues and cost of revenues for the period covered by the statement based on internally generated information, historical experience, verbal communication with Mobile Operator, and/or other assumptions that are believed to be reasonable under the circumstances.

The Mobile Operator remits to the Company only amounts net of the following items: (1) allowance that Mobile Operator has made for the doubtful debts in respect of the amounts due to the Company from its customers, (2) the Mobile Operator's fees for the services provided to the Company, including billing and collection services, and (3) the Mobile Operator's transmission charges. China Unicom and China Telecom do not provide an itemized analysis of their remittances and the Company is therefore unable to determine what allowance, if any, for doubtful or bad debts should be recorded with respect to services delivered through them. China Mobile occasionally specifies the allowance it makes for doubtful debts. As a result, the Company's revenue recognition is based upon the amounts reported on the Mobile Operator's monthly statements, which are net of doubtful debts and represent the amounts the Company reasonably believes will be collected.

The Company records the following fees paid to the Mobile Operator as cost of revenues:

•	Service fees paid to the Mobile Operator which are charged to the Company as a percentage, ranging from 15% to 70%, of gross revenues less bad debts.
•	Fixed transmission fees that are charged on a basis of each transmission (regardless whether the customers can be billed or pay the Mobile Operator).

In addition, cost of revenues includes amounts paid to content providers and certain payments to handset manufacturers with whom the Company has cooperation agreements.

Sales taxes

Sales taxes

The Company reports revenues net of sales taxes. Sales taxes recorded were $5,793,557 and $5,786,615, respectively in 2012 and 2013, and a reversal of an over provision of $333,622 in 2014 as the entities of the Company were no longer required to pay sales taxes under the relevant tax reform program.

Value-added taxes

Value-added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot value-added taxes ("VAT") reform program ("Pilot Program"), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC. Starting from June 1, 2014, the telecommunications service industry as a whole was included in the Pilot Program. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively.

Allowance for credit losses

Allowance for credit losses

The allowance for credit losses related to accounts receivable is maintained at a level considered by management to be adequate to absorb an estimate of probable future losses existing at the balance sheet date. In estimating probable losses, the Company reviews accounts that are past due or in bankruptcy and accounts that may have higher credit risk using information available about the customer. The Company arrives at an estimated loss for specific doubtful accounts. This process is based on estimates, and ultimate losses may differ from those estimates. Receivable balance is written off when the Company determines that the balance is uncollectible. Subsequent recoveries, if any, are credited to the allowance when received. The Company considers an accounts receivable balance past due when payment has not been received within the stated terms. The charges related to allowance for credit losses for the years ended December 31, 2012, 2013 and 2014 were $5,626, $342,442 and $316,966, respectively.

Movement of allowance for credit losses is as follows:

	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year

2012	$222,007	$5,626	$(222,007)	$5,626
2013	$5,626	$342,442	$(5,626)	$342,442
2014	$342,442	$316,966	$(342,442)	$316,966

The allowance for credit losses arising from end users in WVAS and mobile games services has been net off with account receivables in the monthly statements provided by the Mobile Operator. The Company has not experienced any significant credit losses related to the net receivables in monthly statements provided by Mobile Operator.

Operating leases

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Government subsidies

Government subsidies

The Company receives subsidies from the local government authorities as incentives for local area development and technology development. The Company records the government subsidies that are receivable as compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related costs, as income in certain periods. The Company recognized total government subsidies of $301,359, $2,176,449 and $1,138,909 and recognized such amounts as income for the years ended December 31, 2012, 2013 and 2014, respectively.

Foreign currency translation

Foreign currency translation

The functional and reporting currency of KongZhong is US dollar. The functional currency of the Company's subsidiaries and VIEs in the PRC is Renminbi ("RMB").

Assets and liabilities are translated from each entity's functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of comprehensive income.

Product development expenses

Product development expenses

Product development expenses which consist primarily of the compensation and related costs for employees associated with the development and programming of mobile data content and internet games content are expensed as incurred.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income

Comprehensive income includes net income, unrealized gain on available-for-sale securities and foreign currency translation adjustments. Comprehensive income is reported in the statements of comprehensive income.

Advertising costs

Advertising costs

The Company expenses advertising costs as incurred. Total advertising expenses were $5,802,006, $8,412,925 and $5,726,530 for the years ended December 31, 2012, 2013 and 2014, respectively, and have been included as part of selling and marketing expenses.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. The Company recognizes the compensation costs net of a forfeiture rate on a straight-line basis over the requisite service period of the award, with the amount of compensation expenses recognized in any period not less than the portion of the grant date fair value of the options vested during that period, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change.

Net income (loss) per share

Net income per share

Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of the stock options, nonvested shares and warrants is computed using treasury stock method.

Warrants

Warrants

Warrants which give the holder the right to exercise the warrant for a share instrument which is not redeemable by the Company are classified as a financial instrument in the consolidated balance sheets. Warrants are measured at fair value at the date of issuance and are not remeasured at subsequent reporting dates.

Recently issued accounting standards adopted

Recently issued accounting standards adopted

In March 2013, the Financial Accounting Standards Board ("FASB") has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income. Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided. For an equity method investment that is a foreign entity, the partial sale guidance still applies. As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment. However, this treatment does not apply to an equity method investment that is not a foreign entity. In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. In addition, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition). Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events. The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013. The amendments should be applied prospectively to derecognition events occurring after the effective date. Prior periods should not be adjusted. Early adoption is permitted. If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

In July 2013, the FASB issued an Accounting Standard Update ("ASU") which provides guidance on financial statement presentation of an unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The FASB's objective in issuing this ASU is to eliminate diversity in practice resulting from a lack of guidance on this topic in current US GAAP.

The amendments in this ASU state that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. The adoption of this guidance did not have a significant effect on the Company's consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In April 2014, the FASB issued a new pronouncement which amends the criteria for reporting discontinued operations while enhancing disclosures in this area. It also addresses sources of confusion and inconsistent application related to financial reporting of discontinued operations guidance in US GAAP.

Under the new guidance, only disposals representing a strategic shift in operations should be presented as discontinued operations. Those strategic shifts should have a major effect on the organization's operations and financial results. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

In addition, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The new guidance also requires disclosure of the pre-tax income attributable to a disposal of a significant part of an organization that does not qualify for discontinued operations reporting. This disclosure will provide information about the ongoing trends in a reporting organization's results from continuing operations. The amendments in the ASU are effective in the first quarter of 2015 for public organizations with calendar year ends. Early adoption is permitted. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In May 2014, the FASB issued a new pronouncement which affects any entity using US GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This ASU will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of non-financial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application.

If an entity elects this transition method it should also provide the additional disclosures in reporting periods that include the date of initial application of the amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.

The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation - Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted.

Entities may apply the amendments in this ASU either: (a) prospectively to all awards granted or modified after the effective date; or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. In addition, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity's ability to continue as a going concern within one year of the date of issuance of the entity's financial statements. Furthermore, an entity must provide certain disclosures if there is “substantial doubt about the entity's ability to continue as a going concern." The new standard is effective for fiscal years ending after December 15, 2016. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In January 2015, the FASB issued a new pronouncement which eliminates from US GAAP the concept of extraordinary items. Subtopic 225-20, Income Statement - Extraordinary and Unusual Items, required that an entity separately classify, present, and disclose extraordinary events and transactions. Presently, an event or transaction is presumed to be an ordinary and usual activity of the reporting entity unless evidence clearly supports its classification as an extraordinary item.

If an event or transaction meets the criteria for extraordinary classification, an entity is required to segregate the extraordinary item from the results of ordinary operations and show the item separately in the income statement, net of tax, after income from continuing operations. The entity also is required to disclose applicable income taxes and either present or disclose earnings-per-share data applicable to the extraordinary item.

The FASB heard from stakeholders that the concept of extraordinary items causes uncertainty because it is unclear when an item should be considered both unusual and infrequent. Additionally, some stakeholders said that although users find information about unusual or infrequent events and transactions useful, they do not find the extraordinary item classification and presentation necessary to identify those events and transactions. Other stakeholders noted that it is extremely rare in current practice for a transaction or event to meet the requirements to be presented as an extraordinary item.

The amendments in this ASU are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015. A reporting entity may apply the amendments prospectively. A reporting entity also may apply the amendments retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.